Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
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Cash and Cash Equivalents

Note 13: Cash and Cash Equivalents

The components of cash and cash equivalents include the following:

	December 31,
(millions of U.S. dollars)	2025	2024
Cash
Cash at banks and on hand	276	873
Cash equivalents
Money market accounts and other securities	235	1,095
Cash and cash equivalents	511	1,968

Of total cash and cash equivalents, $140 million and $115 million as of December 31, 2025 and 2024, respectively, were held in subsidiaries which have regulatory restrictions, contractual restrictions or operate in countries where exchange controls and other legal restrictions apply and were therefore not available for general use by the Company.